LIABILITIES FROM FINANCING ACTIVITIES - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of liabilities from financing activities [Line Items]
Interest paid, classified as operating activities	$ 5,996,017	$ 5,103,246	$ 5,798,689
Dividends paid, classified as financing activities	1,032,492	735,798	$ 1,126,209
Bottom of range
Disclosure of liabilities from financing activities [Line Items]
Reclassification of liabilities related to assets held for sale		78,471
Borrowings from other financial institutions [member]
Disclosure of liabilities from financing activities [Line Items]
Interest paid, classified as operating activities	594,851	788,879
Debt securities in issue [Member]
Disclosure of liabilities from financing activities [Line Items]
Interest paid, classified as operating activities	$ 1,181,131	$ 961,333